Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities

At December 31, 2024 and 2023, other current liabilities consisted of the following:

	As of December 31,
	2024	2023
Accrued expenses	$793,873	$674,949
Advance from customers	147,849	3,434,075
Other payables	2,727,401	2,001,714
	$3,669,123	$6,110,738